Property, Plant and Equipment	6 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
Property, Plant and Equipment	15. PROPERTY, PLANT AND EQUIPMENT

	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(1)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2024	918	877	67	635	263	2,760
Additions	—	21	—	104	16	141
Disposals	(3)	(16)	—	(117)	(13)	(149)
At 30 June 2024	915	882	67	622	266	2,752
Accumulated depreciation:
At 1 January 2024	226	653	67	147	173	1,266
Charge for the period	11	32	—	37	9	89
Disposals	(2)	(15)	—	(41)	—	(58)
At 30 June 2024	235	670	67	143	182	1,297
Carrying amount	680	212	—	479	84	1,455
(1)Property, plant and equipment includes investment properties of £16m (2023: £17m).